Bonds (Details) - Schedule of bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tren Urbano de Lima S.A. [Member]
Bonds (Details) - Schedule of bonds [Line Items]
Balance at January, 1	$ 624,454	$ 618,497	$ 611,660
Amortization	(16,376)	(11,582)	(11,330)
Accrued interest	49,013	47,615	48,253
Interest paid	(30,394)	(30,076)	(30,086)
Balance at December, 31	626,697	624,454	618,497
Red Vial 5 S.A. [Member]
Bonds (Details) - Schedule of bonds [Line Items]
Balance at January, 1	280,848	305,545	325,382
Amortization	(28,836)	(24,820)	(20,005)
Accrued interest	22,315	24,619	23,482
Capitalized interest			2,725
Interest paid	(22,394)	(24,496)	(26,039)
Balance at December, 31	251,933	280,848	305,545
AENZA S.A.A. [Member]
Bonds (Details) - Schedule of bonds [Line Items]
Balance at January, 1	27,457
Additions		25,871
Amortization	(3,687)	(1,579)
Exchange difference	2,561	2,153
Accrued interest	2,219	2,152
Interest paid	(2,268)	(1,140)
Balance at December, 31	$ 26,282	$ 27,457